Document and Entity Information	Mar. 15, 2022
Cover [Abstract]
Entity Registrant Name	CERNER Corp
Amendment Flag	false
Entity Central Index Key	0000804753
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-15386
Entity Tax Identification Number	43-1196944
Entity Address, Address Line One	2800 Rock Creek Parkway
Entity Address, City or Town	North Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64117
City Area Code	(816)
Local Phone Number	221-1024
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false